Pension And Other Postretirement Benefits (Allocation Percentages) (Details) (Pension Benefits [Member])	12 Months Ended
Dec. 31, 2013
Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation percentage	60.00%
Fixed Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation percentage	40.00%